Share-based Compensation - Summary of Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of options, Outstanding, Beginning Balance	7,228,141	4,309,232
Number of options, Granted	264,480	2,918,993	4,309,232
Number of options, Exercised	(100,834)
Number of options, Forfeited	(843,410)	(84)
Number of options, Outstanding, Ending Balance	6,548,377	7,228,141	4,309,232
Number of options, Vested and Exercisable as of December 31, 2017	2,307,319
Number of options, Vested or expected to vest as of December 31, 2017	6,548,377
Weighted average exercise price, Outstanding, Beginning Balance	$ 0.97	$ 0.60
Weighted average exercise price, Granted	8.76	1.53	$ 0.60
Weighted average exercise price, Exercised	0.65
Weighted average exercise price, Forfeited	1.11	1.74
Weighted average exercise price, Outstanding, Ending Balance	1.28	$ 0.97	$ 0.60
Weighted average exercise price, Vested and Exercisable as of December 31, 2017	0.80
Weighted average exercise price, Vested or expected to vest as of December 31, 2017	$ 1.28
Weighted average remaining contractual term, Outstanding	8 years 21 days	9 years	9 years 8 months 4 days
Weighted average remaining contractual term, Vested and Exercisable as of December 31, 2017	7 years 10 months 2 days
Weighted average remaining contractual term, Vested or expected to vest as of December 31, 2017	8 years 21 days
Aggregate intrinsic value, Outstanding	$ 130,668,851	$ 53,677,170	$ 18,874,438
Aggregate intrinsic value, Vested and Exercisable as of December 31, 2017	47,134,503
Aggregate intrinsic value, Vested or expected to vest as of December 31, 2017	$ 130,668,851